Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events

18. Subsequent Events

The Company has evaluated subsequent events for adjustment to or disclosure in its condensed consolidated financial statements through the date of the report, and has not identified any recordable or disclosable events, not otherwise reported in these condensed consolidated financial statements or the notes thereto, except for the following:

Virtu Financial made profit distributions to its members, including the Company, in the amount of $10.0 million, on August 4, 2015.

The Company’s Board of Directors declared a dividend of $0.24 per share of Class A common stock and Class B common stock that is payable on September 15, 2015 to holders of record as of September 1, 2015.

Virtu Financial, Inc.
Subsequent Events

6. Subsequent Events

The Company has evaluated subsequent events through February 19, 2015, the date the financial statements were issued. The Company did not note any subsequent events requiring disclosure or adjustments to the financial statements.